ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Cash Flows Related to Discontinued Operations (Details) - Fresh Vegetables - Disposal Group, Disposed of by Sale, Not Discontinued Operations - USD ($)
$ in Thousands
	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash flow provided by (used in) operating activities - discontinued operations	$ 2,580	$ (47,244)
Cash flow (used in) investing activities - discontinued operations	(2,282)	(1,966)
Cash flow (used in) financing activities - discontinued operations	0	0
Cash provided by (used in) discontinued operations, net	$ 298	$ (49,210)